Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the HomeTrust Bank KSOP Plan (the "KSOP" or the "Plan") provides only general information. Participants should refer to the KSOP's plan document for a more complete description of the KSOP's provisions.
Plan Merger
Prior to July 1, 2015, HomeTrust Bank (the "Bank"), a wholly owned subsidiary of HomeTrust Bancshares, Inc., a financial holding company (sometimes referred to below as the "Company"), sponsored a defined contribution plan covering eligible employees of the Bank named the HomeTrust Bank 401(k) Plan (the "401(k) Plan") and the Company sponsored an employee stock ownership plan named the HomeTrust Bancshares, Inc. Employee Stock Ownership Plan (the "ESOP"). Effective July 1, 2015, the ESOP was merged into the 401(k) Plan to form the KSOP. All participants in the ESOP became participants in the KSOP at July 1, 2015.
All shares of HomeTrust Bancshares, Inc. common stock allocated to an ESOP participant were moved to a separate individual account in the KSOP for that participant, while all unallocated Company shares in the ESOP were recorded as assets in the KSOP and the loan from HomeTrust Bancshares, Inc. to the ESOP was recorded as a liability of the KSOP. Certain 401(k) Plan provisions affecting participant plan eligibility and diversification related to the transferred assets were amended in the KSOP.
General
The KSOP consists of two components. One component is a profit sharing plan under Internal Revenue Code ("IRC") Section 401(k). The other component is a qualified stock bonus plan under IRC Section 401(a) and an employee stock ownership plan under IRC Section 4975(e)(7). The KSOP is subject to the provisions of ERISA.
The KSOP holds, in a trust, common shares of the Company obtained through the proceeds of a loan from the Company (Note 9). The borrowing is being repaid over a period of 20 years using contributions from the Bank to the trust fund. As the KSOP makes each payment of principal and interest, an appropriate percentage of Company common stock is allocated to eligible employees' accounts in accordance with applicable regulations under the IRC. The borrowing is collateralized by unallocated shares of Company common stock. The Company has no rights against shares once they are allocated under the KSOP. Accordingly, the financial statements of the KSOP present separately the assets and liabilities and changes therein pertaining to the accounts of employees with vested rights in allocated stock ("allocated") and stock not yet allocated to employees ("unallocated"). Principal Trust Company ("Principal" or "Trustee") serves as the trustee of the KSOP.
Eligibility
Employees of the Bank are generally eligible to participate in the KSOP by making elective deferrals and receiving Bank matching contributions once they have been employed for 30 days. Plan entry dates are the first day of each month. Employees are eligible for Bank discretionary contributions (including the ESOP discretionary contributions) provided they are employed the last day of the plan year or separated during the plan year due to death, disability or after meeting normal retirement age.
Contributions
Each year, participants may contribute up to the maximum amount allowed under the IRC. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollovers). The KSOP includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate. Automatically enrolled participants have their deferral rate set at six percent of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. Participants generally may change their deferral rate and investments at any time.
The Bank matches 50 percent of the first six percent of eligible compensation that a participant contributes to the KSOP. The Bank may make an additional discretionary contribution. Participants must be employed on the last day of the plan year to be eligible for the additional discretionary contribution. Disabled or retired employees as defined by the KSOP are also eligible for the additional discretionary contribution. There were no additional discretionary contributions for the year ended December 31, 2025. Contributions are subject to certain IRC limitations.
The Bank may contribute cash to the ESOP component in such an amount determined by the Bank's board of directors, provided however, that the amount is sufficient to pay the annual loan payment to the Company. During the year ended December 31, 2025, the Bank's contribution to the ESOP component was $667,385.
Participant Accounts
Individual accounts are maintained for each KSOP participant. Each participant account is credited with the participant's contributions, an allocation of shares of the Company’s common stock released by the Trustee from the unallocated account, allocations of the Bank's contributions and plan earnings, and charged with plan administrative expenses and plan losses. Allocations of shares of the Company’s common stock are based on a participant's eligible compensation relative to total eligible compensation. KSOP earnings and losses are allocated to each participant's account based on the ratio of the participant's account balance. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Investment Options
Participants may direct employee and Bank matching contributions, including any discretionary contributions, to any of the KSOP's investment options. As of December 31, 2025, the KSOP's investment options included self-directed brokerage accounts, mutual funds, collective investment trusts, a fully benefit-responsive investment contract, and HomeTrust Bancshares, Inc. common stock. Participants have the immediate right to elect to diversify any publicly traded employer securities, which currently includes HomeTrust Bancshares, Inc. common stock, held in their Company stock account attributable to Bank contributions and reinvest the proceeds in any other investments available under the KSOP.
Notes Receivable from Participants
Participants may borrow from their accounts up to the lesser of $50,000 or 50 percent of their vested balance however, in the event of a federally declared natural disaster, the maximum loan amount increases to $100,000. Loan terms range from one to five years but may be longer where loan proceeds are used for the purchase of a primary residence. The loans are secured by the balance in the participant's vested account and bear interest at a rate commensurate with prevailing market rates as determined by the plan administrator. Interest rates ranged from 4.25% to 9.50% as of December 31, 2025. Principal and interest are paid through payroll deductions.
Vesting
Participants are immediately vested in participant contributions plus actual earnings thereon. Vesting in the Bank's matching and discretionary contribution portion of their accounts plus actual earnings thereon is based on years of vested service. A vested year of service is earned by a participant for each plan year in which they had 1,000 or more paid hours. A participant's share of employer contributions vests in 25% increments, with the participant being 100% vested after four years of vested service.
Voting Rights
Each eligible participant is entitled to instruct the Trustee on how to vote the shares of Company common stock held in the participant's KSOP account on any matters requiring a stockholder vote. In the event the participant fails to give timely voting instructions to the Trustee with respect to the voting of the shares of Company common stock held in the participant's KSOP account, and in the case of shares held by the KSOP but not allocated to any participant's account, the Trustee will vote such shares in the same proportion as directed by the participants who directed the Trustee as to the manner of voting the shares held in their KSOP accounts with respect to each matter.
Forfeited Accounts
Forfeitures of participants' nonvested accounts are applied to pay KSOP expenses or reduce future employer contributions. At December 31, 2025 and 2024, there were $29,323 and $3,012, respectively, of forfeited nonvested accounts that had not yet been utilized. During 2025, employer contributions were reduced by $227,713 from forfeited nonvested accounts.
Payment of Benefits
On termination of service due to death, disability, retirement, or other reasons, a participant or, in the case of death, the participant's beneficiary, may elect to receive either a lump-sum amount equal to the value of the participant's vested interest in his or her account, an annuity, or roll over their vested interest to a qualified plan or individual retirement account. Distributions may be made in the form of cash, Company common shares or a combination of both.
Administrative Expenses
The Plan's administrative expenses are paid by either the Plan or the Bank, as provided by the plan document. Certain administrative functions are performed by employees of the Bank. No such employee receives compensation from the Plan.